Organization and principal activities - Subsidiaries and Consolidated VIE's (Parenthetical) (Details) $ in Thousands, ¥ in Millions	1 Months Ended							12 Months Ended
	Dec. 31, 2020 USD ($) shares	Sep. 30, 2020 USD ($)	Sep. 30, 2020 CNY (¥)	Aug. 31, 2020 USD ($)	Aug. 31, 2019 USD ($)	May 31, 2019 USD ($)	May 31, 2019 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	May 31, 2020	Jan. 31, 2019	Nov. 30, 2018
Ownership:
Contribution from non-controlling interests								$ 73	$ 2,905
Purchase of interests in subsidiaries from non-controlling interest shareholder								7,003
Anhui Myhayo Technology Co., Ltd. (“Anhui Myhayo”)
Ownership:
Equity interest (as a percent)												40.00%
Contribution from non-controlling interests					$ 2,905
Diluted percentage of equity interest after contribution of non-controlling interest					36.80%
Contribution from non-controlling interests									$ 2,905
Shanghai Myhayo Technology Co., Ltd. (“Myhayo”)
Ownership:
Equity interest (as a percent)												40.00%
Contribution from non-controlling interests				$ 73
Diluted percentage of equity interest after contribution of non-controlling interest				36.80%
Contribution from non-controlling interests								$ 73
Changyi (Shanghai) Information Technology Ltd. ("Changyi")
Ownership:
Equity interest (as a percent)	7.22%							7.22%
Equity interest, percentage	59.84%	52.62%	52.62%			41.46%	41.46%	59.84%			34.38%
Total cash as paid-up capital		$ 9,477	¥ 65			$ 2,217	¥ 15
Non-controlling interest transferred to additional paid in capital due to capital injection	$ 1,716
Purchase of interests in subsidiaries from non-controlling interests, fair market value	$ 4,176
Non-controlling interest transferred to additional paid in capital due to purchase of interest in subsidiary								$ 1,658
Changyi (Shanghai) Information Technology Ltd. ("Changyi") | Ordinary Shares - Class A
Ownership:
Purchase of interests in subsidiaries from non-controlling interests, shares | shares	313,011
Optimal Power Limited
Ownership:
Equity interest (as a percent)	20.00%							20.00%		80.00%
Equity interest, percentage	100.00%							100.00%
Purchase of interests in subsidiaries from non-controlling interest shareholder	$ 7,003
Increase in additional paid-in capital due to purchase of equity interest								$ 1,137
Reduction in non-controlling interest due to purchase of equity interest								$ 8,140
Shanghai Myhayo Technology Co Ltd | Maximum
Ownership:
Subsidiary direct or indirect ownership (as a percent)												50.00%
Suzhou Changyi, Xian Changyi, Shanghai Changyu and Anhui Changyi | Changyi (Shanghai) Information Technology Ltd. ("Changyi")
Ownership:
Equity interest, percentage											100.00%